Income Taxes (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current
US federal			$ 0	$ 0
State and local			0	0
Foreign			3,392	2,070
Total current taxes			3,392	2,070
Deferred
US federal			0	0
State and local			0	0
Foreign			0	0
Total deferred taxes			0	0
Income taxes (benefit)	$ 512	$ 1,240	$ 3,392	$ 2,070